STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 14, 2022 $ / shares	Sep. 25, 2022 $ / shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.00001
Ratio to be applied to the stock in the conversion	20.00%	20.00%
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)		27,600,000			27,600,000
Common shares, shares outstanding (in shares)		27,600,000			27,600,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000			20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	6,900,000	6,900,000			6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000			6,900,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Common stock subject to redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	938,090	27,600,000
Common shares, shares outstanding (in shares)	938,090	27,600,000